LOSS PER SHARE ("LPS")	12 Months Ended
Mar. 31, 2022
LOSS PER SHARE ("LPS")
LOSS PER SHARE ("LPS")

Note 19 – LOSS PER SHARE (“LPS”)

Basic LPS is the amount of net earnings available to each share of ordinary shares outstanding during the reporting period. Diluted EPS is the amount of net earnings available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares. The following table details the outstanding shares for basic and diluted net earnings per share:

	Year ended	Year ended	Year ended
	March 31, 2022	March 31, 2021	March 31, 2020
	USD	USD	USD
Numerator:
Net loss from continuing operation attributable to Akso Health Group	(16,851,064)	(31,552,242)	(47,363,485)
Net loss from discontinued operation attributable to Akso Health Group	—	(3,274,747)	(23,834,894)
Net loss attributable to Akso Health Group	(16,851,064)	(34,826,989)	(71,198,379)

Denominator:
Weighted average number of ordinary shares outstanding-basic	59,612,152	48,837,977	48,757,199
Weighted average number of dilutive potential ordinary shares from share options	—	—	—
Weighted average number of ordinary shares outstanding-diluted	59,612,152	48,837,977	48,757,199
Basic (loss) per common share	(0.28)	(0.71)	(1.46)
Diluted (loss) per common share	(0.28)	(0.71)	(1.46)